Schedule of Principal Amount, Effective Interest Rate and Maturity Date for Corporation's Senior Notes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
6.6% Senior Notes, Due 2018
Debt Instrument [Line Items]
Principal Amount	$ 300,000,000
Effective Interest Rate	6.81%
Maturity Date	Apr. 15, 2018
7% Debentures, Due 2025
Debt Instrument [Line Items]
Principal Amount	$ 125,000,000
Effective Interest Rate	7.12%
Maturity Date	Dec. 01, 2025
6.25% Senior Notes, Due 2037
Debt Instrument [Line Items]
Principal Amount	$ 230,000,000
Effective Interest Rate	6.45%
Maturity Date	May 01, 2037
4.25% Senior Notes, Due 2024
Debt Instrument [Line Items]
Principal Amount	$ 400,000,000
Effective Interest Rate	4.25%
Maturity Date	Jul. 02, 2024
Floating Rate Notes, Due 2017
Debt Instrument [Line Items]
Principal Amount	$ 300,000,000
Effective Interest Rate	2.10%	1.71%
Debt Instrument Effective Interest Rate	Three-month LIBOR+1.10%
Maturity Date	Jun. 30, 2017